Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Balance at Dec. 31, 2017	$ 70,532	$ 18,629	$ 9,815	$ 47,535	$ 29	$ (4,784)	$ (663)	$ (29)
Net income	9,412			9,412
Other comprehensive income (loss)	(720)						(720)
Cash dividends declared	(2,688)			(2,688)
Balance at Dec. 31, 2018	76,536	18,629	9,815	54,288		(4,784)	(1,412)
Net income	10,414			10,414
Other comprehensive income (loss)	1,484						1,484
Issuance of 108 treasury shares	4					4
Cash dividends declared	(2,962)			(2,962)
Balance at Dec. 31, 2019	85,476	18,629	9,815	61,740		(4,780)	72
Net income	10,568			10,568
Other comprehensive income (loss)	914						914
Cash dividends declared	(3,099)			(3,099)
Balance at Dec. 31, 2020	$ 93,859	$ 18,629	$ 9,815	$ 69,209		$ (4,780)	$ 986